ASPIRIANT REAL ASSETS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

MARKETABLE SECURITIES (33.79%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUNDS (14.27%)
Global X MLP & Energy Infrastructure ETF	Exchange-traded fund	13,587	$999,934	$1,000,818
Invesco S&P Global Water Index ETF	Exchange-traded fund	71,325	4,156,118	4,688,192
Invesco Water Resources ETF	Exchange-traded fund	36,903	2,499,696	2,549,259
iShares Gold Trust[a]	Exchange-traded fund	203,095	7,618,103	15,335,704
Tema Electrification ETF	Exchange-traded fund	29,041	999,380	1,216,528
Vanguard Global ex-U.S. Real Estate ETF[b]	Exchange-traded fund	21,781	1,029,402	976,878
Vanguard Real Estate ETF[b]	Exchange-traded fund	23,361	2,124,032	2,252,701
Vanguard Short-Term Inflation-Protected Securities ETF	Exchange-traded fund	2,226	108,320	111,812
TOTAL EXCHANGE-TRADED FUNDS			19,534,985	28,131,892

MUTUAL FUNDS (19.52%)
Fidelity International Real Estate Fund	Mutual Fund	764,892	7,388,942	7,847,793
GMO Resources Fund - Class VI	Mutual Fund	107,610	2,208,584	2,720,387
Lazard Global Listed Infrastructure - Institutional Portfolio	Mutual Fund	563,674	8,936,601	10,839,457
Principal Real Estate Securities Fund - Class I	Mutual Fund	547,119	15,566,319	17,086,521
TOTAL MUTUAL FUNDS			34,100,446	38,494,158
TOTAL MARKETABLE SECURITIES			53,635,431	66,626,050

PORTFOLIO FUNDS[c] (64.13%)	Investment Strategy				Acquisition Date
MEMBERSHIP INTERESTS (4.99%)
Green Courte Real Estate Partners III, LLC Liquidating Trust [a,b]	Private Real Estate		$-	$133,374	12/6/2011
Prime Property Fund, LLC	Private Real Estate	512	7,215,350	9,711,693	9/28/2017
TOTAL MEMBERSHIP INTERESTS			7,215,350	9,845,067

NON-TRADED REAL ESTATE INVESTMENT TRUST (2.78%)
Blackstone Real Estate Income Trust, Inc. - Class I	Private Real Estate	377,547	4,093,458	5,484,097	6/1/2021
TOTAL NON-TRADED REAL ESTATE INVESTMENT TRUST			4,093,458	5,484,097

PARTNERSHIP INTERESTS (56.36%)
Ara Energy Fund I-A, SCSp[a]	Infrastructure		2,724,495	3,815,869	2/2/2026
Bayview MSR Opportunity Offshore, L.P.[a]	Private Credit		9,540,295	11,577,979	2/29/2024
Beacon Capital Strategic Partners VI, L.P.[a,b]	Private Real Estate		419,151	13,015	2/15/2011
Carmel Partners Investment Fund III, L.P.[a,b]	Private Real Estate		-	15,655	6/29/2010
Carmel Partners Investment Fund V, L.P.[a]	Private Real Estate		1,525,773	4,794,802	8/8/2014
CBRE U.S. Core Partners, LP	Private Real Estate	6,260,687	10,002,059	9,321,096	7/1/2020
Cerberus Institutional Real Estate Partners III, L.P.[a]	Private Real Estate		-	1,015,663	4/29/2013
Cross Lake Real Estate Fund III L.P.[a,b]	Private Real Estate		2,763,654	4,273,060	10/11/2019
Electron Global Fund, L.P.[a]	Long/Short		6,000,000	9,062,127	6/1/2021
Electron Infrastructure Fund, L.P.[a]	Infrastructure		2,500,000	2,889,317	10/1/2025
Energy Impact Fund II, L.P.[a]	Infrastructure		4,373,721	3,289,649	10/28/2021
GCP VI Feeder A, LPa	Private Real Estate		702,475	594,477	12/16/2024
GI Data Infrastructure Fund L.P.[a,b]	Infrastructure		8,922,197	11,993,338	7/24/2020
Hampshire Partners Fund VIII, L.P.[a,b]	Private Real Estate		-	22,668	11/15/2010
Heitman America Real Estate Trust L.P.	Private Real Estate	1,226	655,803	1,547,415	7/5/2018
HighBrook Property Fund IV (TEF), L.P.[a]	Private Real Estate		9,846,479	12,081,398	9/30/2023
HighBrook US DCF, LPa	Infrastructure		1,924,250	2,654,780	1/5/2026
Metropolitan Real Estate Partners International III-T, L.P.[a,b]	Private Real Estate		403,544	74,586	12/30/2009
Oaktree Power Opportunities Fund VII, L.P.[a]	Infrastructure		1,661,376	1,478,923	9/18/2025
Paulson Real Estate Fund II, L.P.[a,b]	Private Real Estate		-	4,598,493	5/24/2013
Rush Island, LPa	Long/Short		3,000,000	3,952,446	7/1/2022
Sculptor Real Estate Fund IV L.P.[a,b]	Private Real Estate		8,106,515	8,408,646	4/6/2020
SecureSpace Property Partners L.P.[a]	Private Real Estate		7,374,584	8,893,734	12/7/2022
Sustainable Asset Fund III, L.P.[a]	Infrastructure		4,356,857	4,751,067	12/13/2021
TOTAL PARTNERSHIP INTERESTS			86,803,228	111,120,203
TOTAL PORTFOLIO FUNDS			98,112,036	126,449,367

SHORT-TERM INVESTMENT (1.65%)	Type of Investment
Goldman Sachs Financial Square Government Fund, 3.28%[b,d]	Money Market Fund	3,242,835	3,242,835	3,242,835
TOTAL SHORT-TERM INVESTMENT			3,242,835	3,242,835

TOTAL INVESTMENTS (99.57%)			$154,990,302	$196,318,252
Other assets less liabilities (0.43%)				853,386

TOTAL NET ASSETS (100.00%)				$197,171,638

a Non-income producing security.

b All or a portion of this investment is made through the wholly owned subsidiary Aspiriant RMRA (Subholding) Inc.

c Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

d Affiliated investment for which ownership exceeds 5% of the investment's capital.

d The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America except Ara Energy Fund I-A, SCSp which is domiciled in Luxembourg and Bayview MSR Opportunity Offshore, L.P., which is domiciled in Cayman Islands.